Changes in disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Effect of Adopting IFRS 15

The effect of adopting IFRS 15 is, as follows:

Impact on statement of profit or loss

	2017	IFRS 15	2017 Restated
Operating revenue
Passenger revenue	$2,462,419	$(18,168)	$2,444,251
Cargo and mail revenue	55,290	—	55,290
Other operating revenue	9,847	12,398	22,245

	2,527,556	(5,770)	2,521,786
Operating expenses
Other operating expenses	1,897,500	—	1,897,500
Sales and distribution	200,413	(157)	200,256

	2,097,913	(157)	2,097,756

Operating profit	429,643	(5,613)	424,030
Non—operating (expense) income	(10,675)	—	(10,675)

Profit before taxes	418,968	(5,613)	413,355
Income tax expense	(49,310)	—	(49,310)

Net profit	369,658	(5,613)	364,045

Earnings per share

Basic and diluted	$8.71	$(0.13)	$8.58

	2016	IFRS 15	2016 Restated
Operating revenue
Passenger revenue	$2,155,167	$(6,666)	$2,148,501
Cargo and mail revenue	53,989	—	53,989
Other operating revenue	12,696	4,000	16,696

	2,221,852	(2,666)	2,219,186
Operating expenses
Other operating expenses	1,760,348	—	1,760,348
Sales and distribution	193,984	(147)	193,837

	1,954,332	(147)	1,954,185

Operating profit	267,520	(2,519)	265,001
Non—operating (expense) income	96,679	—	96,679

Profit before taxes	364,199	(2,519)	361,680
Income tax expense	(38,271)	—	(38,271)

Net profit	325,928	(2,519)	323,409

Earnings per share

Basic and diluted	$7.69	$(0.06)	$7.63

Impact on the consolidated statement of financial position

	2017	IFRS 15	2017 Restated
ASSETS	$4,044,961	—	4,044,961
LIABILITIES AND EQUITY
Current liabilities
Air traffic liability	470,693	6,475	477,168
Frequent flyer deferred revenue	13,186	4,011	17,197
Other current liabilities	563,150	—	563,150

	1,047,029	10,486	1,057,515
Non—current liabilities	1,092,320	—	1,092,320

Total liabilities	2,139,349	10,486	2,149,835

Equity
Retained earnings	1,574,781	(4,873)	1,569,908
Net income	369,658	(5,613)	364,045
Equity	(38,827)	—	(38,827)

Total equity	1,905,612	(10,486)	1,895,126

Total liabilities and equity	$4,044,961	—	4,044,961

	2016	IFRS 15	2016 Restated
ASSETS	$3,640,595	—	3,640,595
LIABILITIES AND EQUITY
Current liabilities
Air traffic liability	396,237	3,559	399,796
Frequent flyer deferred revenue	9,044	1,314	10,358
Other current liabilities	457,401	—	457,401

	862,682	4,873	867,555
Non—current liabilities	1,141,160	—	1,141,160

Total liabilities	2,003,842	4,873	2,008,715

Equity
Retained earnings	1,355,645	(2,354)	1,353,291
Net income	325,928	(2,519)	323,409
Equity	(44,820)	—	(44,820)

Total equity	1,636,753	(4,873)	1,631,880

Total liabilities and equity	$3,640,595	—	3,640,595

Schedule of Reconciliation of the Ending Impairment Allowances

Set out below is the reconciliation of the ending impairment allowances in accordance with IAS 39 to the opening loss allowances determined in accordance with IFRS 9:

	Allowance for impairment under IAS 39 as at 31 December 2017	Remeasurement	ECL under IFRS 9 as at 1 January 2018
Investment	$—	$(1,120)	$(1,120)
Account receivables	(3,673)	(624)	(4,297)

	(3,673)	(1,744)	(5,417)